BANK PREMISES, EQUIPMENT AND SOFTWARE (FY) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
Bank premises, equipment and software [Abstract]
Total			$ 11,089		$ 10,577
Less accumulated depreciation			(4,623)		(4,189)
Total	$ 6,258		6,466	[1]	6,388
Depreciation and amortization	$ 231	$ 213	441		361
Land, Buildings and Leasehold Improvements [Member]
Bank premises, equipment and software [Abstract]
Total			8,358		7,423
Computer Equipment [Member]
Bank premises, equipment and software [Abstract]
Total			1,151		1,086
Furniture and Equipment [Member]
Bank premises, equipment and software [Abstract]
Total			1,580		1,280
Work in Progress [Member]
Bank premises, equipment and software [Abstract]
Total			$ 0		$ 788

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.